Supplemental Disclosures of Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Paid, Including Capitalized Interest, Operating and Investing Activities [Abstract]
Interest paid	$ 330	$ 314	$ 478
Income Taxes Paid, Net [Abstract]
Income taxes, net of refunds	$ 288	526	677
Other Significant Noncash Transactions [Line Items]
Non-cash financing activities		$ 25
Non-cash investing activities			$ 116